Foreign Exchange Gain (Loss) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Foreign exchange gain (loss)	$ (18.8)	$ 4.4
CCS - Principal and foreign exchange swaps
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Realized gain (loss)	63.8	0.0
Translation of US dollar long-term debt
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Realized gain (loss)	(94.3)	37.0
Unrealized gain (loss) on CCS - principal and foreign exchange swaps
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrealized gain (loss)	4.4	(34.4)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrealized gain (loss)	$ 7.3	$ 1.8